Note 12 - Convertible Note Payable (Details Textual)				9 Months Ended		12 Months Ended
	Dec. 27, 2018 USD ($) $ / shares	Jul. 23, 2018 USD ($)	Jul. 02, 2018 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 26, 2018 $ / shares
Proceeds from Convertible Debt					$ 1,500,000	$ 1,500,000
Repayments of Convertible Debt						1,500,000
Gain (Loss) on Extinguishment of Debt, Total						(3,345,000)
Panacea [Member] | Secured Convertible Promissory Note [Member]
Debt Instrument, Face Amount			$ 1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 4							$ 4
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 400,000
Repayments of Convertible Debt	$ 1,500,000
Gain (Loss) on Extinguishment of Debt, Total	$ 400,000
Share Price | $ / shares	$ 5.11
Debt Instrument, Convertible, Number of Equity Instruments	375,000
Panacea [Member] | Series D Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			187,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 4
Class of Warrant or Right, Vesting Period			180 days
Warrants and Rights Outstanding, Term			5 years
Common Stock Maximum Ownership Percentage For Warrant Exercise			9.99%
Panacea [Member] | Series D Warrants [Member] | Warrant [Member]
Derivative Liability, Total						400,000
Convertible Notes Payable [Member] | Panacea [Member]
Debt Instrument, Face Amount			$ 1,500,000
Proceeds from Convertible Debt		$ 500,000	$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage			15.00%
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 4
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 400,000